SOPHUS CAPITAL EMERGING MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Brazil - 4.3%
Caixa Seguridade Participacoes S/A	118,680	$454,048
Embraer SA - ADR	8,970	572,286
Itau Unibanco Holding SA - ADR	106,030	866,265
Petroleo Brasileiro SA - Petrobras - ADR	44,850	724,776
		2,617,375

China - 17.2%
Aluminum Corp. of China Ltd. - Class H	306,590	291,624
Anjoy Foods Group Co. Ltd. - Class H	44,160	366,834
Bank of Nanjing Co. Ltd. - Class A	240,900	351,122
China Hongqiao Group Ltd.	87,170	222,959
China Merchants Bank Co. Ltd. - Class H	138,460	793,031
Contemporary Amperex Technology Co. Ltd. - Class A	6,600	382,272
Hangzhou First Applied Material Co. Ltd. - Class A	145,400	359,782
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. - Class A	69,800	218,080
Li Ning Co. Ltd.	133,630	250,806
New China Life Insurance Co. Ltd. - Class H	93,150	546,582
Ningbo Orient Wires & Cables Co. Ltd. - Class A	48,120	294,376
PetroChina Co. Ltd. - Class H	309,580	334,730
Ping An Bank Co. Ltd. - Class A	365,300	541,054
Sany Heavy Industry Co. Ltd. - Class H	107,870	254,998
Shengyi Electronics Co. Ltd. - Class A	18,400	359,030
Shennan Circuits Co. Ltd. - Class A	6,000	404,899
Shenzhen Batian Ecotypic Engineering Co. Ltd. - Class A	174,200	278,806
Tencent Holdings Ltd. - ADR	41,170	2,273,407
Weichai Power Co. Ltd. - Class H	68,310	297,006
WuXi AppTec Co. Ltd. - Class H (a)	29,900	585,964
Yum China Holdings, Inc.	9,890	404,204
Zhejiang Taotao Vehicles Co. Ltd. - Class A	9,900	337,032
Zijin Mining Group Co. Ltd. - Class H	108,100	377,661
		10,526,259

Greece - 0.5%
Optima bank SA	26,350	301,074

Hong Kong - 1.6%
Alibaba Group Holding Ltd. - ADR	2,070	198,678
China Resources Land Ltd.	120,750	461,886
Guangdong Investment Ltd.	289,800	286,739
		947,303

SOPHUS CAPITAL EMERGING MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
India - 10.4%
Aptus Value Housing Finance India Ltd.	152,745	$449,963
Arvind Ltd.	58,738	364,309
Bajaj Consumer Care Ltd. (b)	49,786	315,045
Bank of Maharashtra	692,368	668,825
DLF Ltd.	79,133	518,351
Hindustan Zinc Ltd.	50,694	285,526
Muthoot Finance Ltd.	19,494	617,263
Polycab India Ltd.	3,300	347,261
RR Kabel Ltd.	12,974	328,288
Schaeffler India Ltd.	7,441	329,347
Sharda Cropchem Ltd.	33,474	310,998
Shriram Finance Ltd. (b)	72,534	798,566
TVS Motor Co. Ltd.	10,121	370,011
Vedanta Ltd.	99,876	296,224
Voltamp Transformers Ltd.	3,068	336,412
		6,336,389

Indonesia - 1.1%
Bank Mandiri Persero Tbk PT	2,090,930	450,228
Hartadinata Abadi PT	2,159,470	203,507
		653,735

Ireland - 0.8%
PDD Holdings, Inc. - ADR (b)	6,670	508,787

Malaysia - 0.8%
Tenaga Nasional Bhd	138,000	483,296

Mexico - 2.2%
Alsea SAB de CV	127,880	334,920
Fresnillo PLC	5,060	183,972
Gentera SAB de CV	117,070	253,721
Grupo Financiero Banorte SAB de CV	55,200	584,591
		1,357,204

Poland - 0.5%
LPP SA	64	311,000

Saudi Arabia - 3.1%
Alinma Bank	101,660	661,283
Riyad Bank	109,020	577,714
SABIC Agri-Nutrients Co.	8,970	295,562

SOPHUS CAPITAL EMERGING MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Saudi Energy Co.	70,610	$334,520
		1,869,079

South Africa - 0.7%
Standard Bank Group Ltd.	22,080	435,494

South Korea - 20.8%
APR Corp.	920	228,916
DB Insurance Co. Ltd.	3,910	337,926
Hanmi Pharm Co. Ltd.	1,150	295,053
Hanwha Corp.	4,830	310,818
HD Hyundai Heavy Industries Co. Ltd.	1,150	439,424
HD Hyundai Marine Solution Co. Ltd.	2,760	399,935
KIWOOM Securities Co. Ltd.	1,150	254,599
LG CNS Co. Ltd.	6,629	337,162
Samsung Electronics Co. Ltd.	27,140	5,850,875
Samsung Heavy Industries Co. Ltd. (b)	17,940	269,801
Shinhan Financial Group Co. Ltd. - ADR	8,510	538,257
Shinsegae, Inc.	646	314,807
SK hynix, Inc.	1,840	3,147,228
		12,724,801

Taiwan - 31.0% (c)
Acter Group Corp. Ltd.	15,640	633,327
Airtac International Group	7,130	298,794
ASE Technology Holding Co. Ltd. - ADR	13,415	605,285
Asia Vital Components Co. Ltd.	8,616	682,919
Delta Electronics, Inc.	15,706	961,396
E.Sun Financial Holding Co. Ltd.	369,380	399,452
King Slide Works Co. Ltd.	3,074	710,205
King Yuan Electronics Co. Ltd.	49,302	522,324
Lotes Co. Ltd.	7,360	487,486
MediaTek, Inc.	8,740	1,164,638
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	21,351	10,196,597
United Microelectronics Corp.	153,037	790,250
Wiwynn Corp.	4,304	626,216
Yageo Corp.	23,938	856,633
		18,935,522

Turkey - 1.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	39,560	292,589
BIM Birlesik Magazalar AS	37,950	297,157
Turkiye Garanti Bankasi AS	101,890	301,435
		891,181

SOPHUS CAPITAL EMERGING MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
United Arab Emirates - 1.2%
Emaar Development PJSC	124,504	$468,483
Fertiglobe PLC	379,514	285,194
		753,677
TOTAL COMMON STOCKS (Cost $59,560,304)		59,652,176

PREFERRED STOCKS - 0.4%
Brazil - 0.4%
Banco Pine SA, 0.00%	103,730	241,929
TOTAL PREFERRED STOCKS (Cost $311,051)		241,929

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.6%
First American Government Obligations Fund - Class X, 3.57% (d)	987,995	987,995
TOTAL MONEY MARKET FUNDS (Cost $987,995)		987,995

TOTAL INVESTMENTS - 99.7% (Cost $60,859,350)		$60,882,100
Other Assets in Excess of Liabilities - 0.3%		188,807
TOTAL NET ASSETS - 100.0%		$61,070,907
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PJSC - Public Joint Stock Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $585,964 or 1.0% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

SOPHUS CAPITAL EMERGING MARKET ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Sophus Capital Emerging Market ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$59,652,176	$—	$—	$59,652,176
Preferred Stocks	241,929	—	—	241,929
Money Market Funds	987,995	—	—	987,995
Total Investments	$60,882,100	$—	$—	$60,882,100

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.